Provisions - Provisions by Segment (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of other provisions [line items]
Other provisions	€ 2,630	€ 2,128
Dismantling of assets
Disclosure of other provisions [line items]
Other provisions	528	577	€ 677
Telefónica Spain | Dismantling of assets | Operating segments
Disclosure of other provisions [line items]
Other provisions	18	21
Telefónica Germany | Dismantling of assets | Operating segments
Disclosure of other provisions [line items]
Other provisions	323	396
Telefónica Brazil
Disclosure of other provisions [line items]
Other provisions	1,300	879
Telefónica Brazil | Dismantling of assets | Operating segments
Disclosure of other provisions [line items]
Other provisions	71	60
Telefónica Hispam | Dismantling of assets | Operating segments
Disclosure of other provisions [line items]
Other provisions	€ 116	€ 100